Right-of-Use Assets and Lease Liabilities (Schedule of Right-of-Use Assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	$ 730,809
At December 31, 2020	526,959	$ 730,809
Office Leases [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	934,659
Initial adoption of IFRS 16		934,659
At December 31, 2020	934,659	934,659
Office Leases [Member] | Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	203,850
Charge for the year	203,850	203,850
At December 31, 2020	407,700	203,850
Office Leases [Member] | Net Book Value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	730,809
At December 31, 2020	$ 526,959	$ 730,809